Label	Element	Value
Massachusetts Investors Trust
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Massachusetts Investors Trust Summary of Key Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2026, was (3.97)%. During the period(s) shown in the bar chart, the highest quarterly return was 19.45% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (20.43)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	oef_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Massachusetts Investors Trust | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Massachusetts Investors Trust | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Massachusetts Investors Trust | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Massachusetts Investors Trust | Investment Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

Massachusetts Investors Trust | Equity Market Risk/Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Massachusetts Investors Trust | Growth Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.
Massachusetts Investors Trust | Value Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
Massachusetts Investors Trust | Foreign Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Massachusetts Investors Trust | Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

Massachusetts Investors Trust | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Massachusetts Investors Trust | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Massachusetts Investors Trust | Standard & Poor's 500 Stock Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Standard & Poor's 500 Stock Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.82%
Massachusetts Investors Trust | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	937
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,384
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	(3.97%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	19.45%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.43%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.99%
Annual Return [Percent]	oef_AnnlRtrPct	8.77%
Annual Return [Percent]	oef_AnnlRtrPct	23.56%
Annual Return [Percent]	oef_AnnlRtrPct	(5.31%)
Annual Return [Percent]	oef_AnnlRtrPct	31.91%
Annual Return [Percent]	oef_AnnlRtrPct	14.12%
Annual Return [Percent]	oef_AnnlRtrPct	26.82%
Annual Return [Percent]	oef_AnnlRtrPct	(16.34%)
Annual Return [Percent]	oef_AnnlRtrPct	19.15%
Annual Return [Percent]	oef_AnnlRtrPct	19.68%
Annual Return [Percent]	oef_AnnlRtrPct	13.57%
Massachusetts Investors Trust | Class A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.61%
Massachusetts Investors Trust | Class A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.32%
Massachusetts Investors Trust | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 547	[2]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	756	[2]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	987	[2]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,520	[2]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	147	[2]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	456	[2]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	787	[2]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,520	[2]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.97%
Massachusetts Investors Trust | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 247	[2]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	456	[2]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	787	[2]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,520	[2]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	147	[2]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	456	[2]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	787	[2]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,520	[2]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.97%
Massachusetts Investors Trust | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 555
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.93%
Massachusetts Investors Trust | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,724
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.80%
Massachusetts Investors Trust | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIRTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,155
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.36%
Massachusetts Investors Trust | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 859
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.64%
Massachusetts Investors Trust | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 555
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.93%
Massachusetts Investors Trust | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MITJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.33%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 468
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.02%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.